UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                   FORM N-CSRS
                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following chart summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the period indicated:

                           SIX MONTHS ENDED APRIL 30, 2009
                           -------------------------------
FMC Strategic Value Fund                +0.49%
Russell 2000 Value Index               -12.61%

The last six month period continued to be characterized by extreme volatility. We feel fortunate to have ended the period with relatively flat performance after the depths reached at the market bottom on March 9, 2009. In our fiscal year-end (October 31, 2008) letter, we highlighted eleven of our holdings which we believed were unusually undervalued based on their stock prices at that time. In the interim, these stocks declined by an average of 50% with the best performer off by 30%. By the end of April 2009, seven of the eleven holdings were selling at prices higher than their prices at the end of October 2008. Notwithstanding the sharp recovery since early March, rest assured that we are mindful of the fact that for the past twelve months, the various market indices, as well as the Fund, are still down by over 30%. Accordingly, there is still a long road to navigate before investors regain their confidence.

At this stage the common theme in the market rebound is that economic trends have presumably stopped declining, that is, things are not getting worse except for the unemployment statistics. To be sure, a number of companies have issued statements suggesting confidence that business trends/earnings are at or near a bottom, which is far different from the free-fall that seemed apparent during the fourth quarter of 2008 and first quarter of 2009. Not insignificant is the fact that despite the turmoil which seems to continue to surround the major banks and questions as to whether they are or are not lending, many companies have been able to avail themselves of the public debt market. Others have been able to raise new equity. Thus, while the number of bankruptcy filings remains troubling, on the margin, pressures from excessive debt have eased somewhat. The next step in the recovery will probably be signs that business is in fact improving but so far none of the companies that we follow have made statements to that effect. Clearly there is a belief that the trend will be up in 2010, albeit from a very depressed base this year and at a pace that will probably be modest.

Following the sharp rebound from the bottom on March 9, we would not suggest that future volatility will diminish nor that setbacks will be absent. Nevertheless, one positive factor we would point to is the fact that redemptions from the Fund, while not large, have been persistent and steady for the past 6-12 months. (Our cash position has been more than ample so that we have not had to sell stocks to meet redemptions.) History continues to repeat itself. Investors sell when stocks are cheap and the short term economic outlook is cloudy. They rush to buy when the momentum is positive and managements are reassuring about the profit outlook. From our perspective, as long as investors remain cautious in reallocating capital to the stock market, as a contrarian, there is room for optimism.

We believe our performance has been aided by deploying some of our available cash during the market turmoil, primarily by buying more of what we already own, such as American Safety Insurance Holdings, CE Franklin Ltd., RR Donnelley & Sons and Jarden Ltd., while also adding new positions, including Allegheny Technologies, a specialty metals producer, and Weatherford International, an oilfield service company.

While stocks may look fairly valued based on the profit outlook over the balance of 2009 and into 2010, on a more normalized basis for earnings over the next two to three years we believe they remain undervalued and perhaps substantially so. Our last letter concluded with "we believe our portfolio is well-positioned to participate when reason returns to the market." We think this conclusion remains appropriate.

We appreciate your continued confidence.

Sincerely,


/s/ Edward I. Lefferman
-------------------------------------
Edward I. Lefferman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
       IN THE FMC STRATEGIC VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX

                                 TOTAL RETURN(1)

                       Annualized   Annualized   Annualized
Six-Month   One Year     3 Year       5 Year       10 Year
  Return     Return      Return       Return       Return
---------   --------   ----------   ----------   ----------
  0.49%     (32.27%)     (9.08%)       1.91%        7.86%

                              (PERFORMANCE GRAPH)

              FMC STRATEGIC VALUE FUND     RUSSELL 2000 VALUE INDEX
              ------------------------     ------------------------
1998                   $10,000                     $10,000
1999                    10,026                      10,072
2000                    12,427                      11,814
2001                    14,529                      12,848
2002                    15,775                      12,523
2003                    19,584                      17,569
2004                    23,492                      20,730
2005                    27,416                      23,433
2006                    33,367                      28,798
2007                    37,698                      29,388
2008                    24,013                      20,413
2009                    24,131                      17,840

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers were applied during earlier periods; if they had not been in effect, performance would have been lower. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                            PORTFOLIO COMPOSITION (3)

                                  (PIE CHART)

Transportation Equipment        0.3%
Banks                           0.2%
Corporate Bond                  0.2%
Energy                         25.9%
Automotive                     12.2%
Miscellaneous Consumer         11.6%
Cash Equivalent                11.3%
Services                       10.1%
Printing & Publishing           5.0%
Industrial/Manufacturing        4.8%
Technology                      4.0%
Garden Products                 3.8%
Financial Services              3.2%
Real Estate Investment Trust    2.8%
Telecommunications              2.4%
Food                            1.7%
Basic Industry                  0.5%

(3) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

                                                                          Value
                                                             Shares       (000)
                                                          -----------   --------
COMMON STOCK (88.1%)+
AUTOMOTIVE (12.2%)
   Drew Industries* ...................................       350,000   $  4,998
   Federal Mogul* .....................................       430,000      4,773
   Monaco Coach .......................................     1,000,000         45
   Spartan Motors .....................................     1,000,000      8,070
                                                                        --------
                                                                          17,886
                                                                        --------
BANKS (0.2%)
   Popular ............................................       125,000        358
                                                                        --------
BASIC INDUSTRY (0.5%)
   Mueller Industries .................................        30,000        659
                                                                        --------
ENERGY (25.7%)
   BJ Services ........................................       265,000      3,681
   CE Franklin Ltd.* ..................................       800,000      4,352
   Core Laboratories ..................................        78,000      6,492
   Encore Acquisition* ................................       240,000      7,006
   Hercules Offshore* .................................       350,000      1,120
   Petroplus Holdings*(1) .............................       146,000      2,522
   Range Resources ....................................       190,000      7,594
   Weatherford International Ltd.* ....................       300,000      4,989
                                                                        --------
                                                                          37,756
                                                                        --------
FINANCIAL SERVICES (3.2%)
   American Safety Insurance Holdings Ltd.* ...........       135,000      1,536
   Old Republic International .........................       335,000      3,139
                                                                        --------
                                                                           4,675
                                                                        --------
FOOD (1.7%)
   Agrium .............................................        58,000      2,495
                                                                        --------
GARDEN PRODUCTS (3.8%)
   Toro ...............................................       185,000      5,620
                                                                        --------
INDUSTRIAL/MANUFACTURING (4.8%)
   Actuant, Cl A ......................................        67,400        827
   Allegheny Technologies .............................        85,000      2,782
   FMC ................................................        40,000      1,949
   Mettler Toledo International* ......................        24,000      1,479
                                                                        --------
                                                                           7,037
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

                                                            Shares/
                                                          Face Amount     Value
                                                             (000)        (000)
                                                          -----------   --------
MISCELLANEOUS CONSUMER (11.5%)
   Blyth ..............................................        27,500   $  1,212
   Dorel Industries, Cl B .............................       128,000      2,500
   Ethan Allen Interiors ..............................        86,000      1,157
   Furniture Brands International .....................       115,000        363
   Jarden* ............................................       330,000      6,633
   Prestige Brands Holdings* ..........................       775,000      5,007
                                                                        --------
                                                                          16,872
                                                                        --------
PRINTING & PUBLISHING (5.0%)
   Cenveo* ............................................       600,000      2,832
   RR Donnelley & Sons ................................       300,000      3,495
   Transcontinental GDR, Cl A* ........................       167,300      1,000
                                                                        --------
                                                                           7,327
                                                                        --------
REAL ESTATE INVESTMENT TRUST (2.8%)
   Mack-Cali Realty ...................................       150,000      4,029
                                                                        --------
SERVICES (10.1%)
   American Reprographics* ............................       270,000      1,741
   ATC Technology* ....................................       300,000      4,767
   Moody's ............................................       115,000      3,395
   United Stationers* .................................       150,000      4,910
                                                                        --------
                                                                          14,813
                                                                        --------
TECHNOLOGY (3.9%)
   Polycom* ...........................................       310,000      5,778
                                                                        --------
TELECOMMUNICATIONS (2.4%)
   Frontier Communications ............................       500,000      3,555
                                                                        --------
TRANSPORTATION EQUIPMENT (0.3%)
   Commercial Vehicle Group* ..........................       470,000        451
                                                                        --------
TOTAL COMMON STOCK
   (Cost $171,599) ....................................                  129,311
                                                                        --------
CORPORATE BOND (0.2%)
   Mueller Industries
      6.000%, 11/01/14 ................................   $       425        312
                                                                        --------
TOTAL CORPORATE BOND
   (Cost $425) ........................................                      312
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

                                                                          Value
                                                             Shares       (000)
                                                          -----------   --------
CASH EQUIVALENT (11.2%)
   Dreyfus Treasury Prime Cash Management Fund,
      0.090%(2)                                            16,433,012   $ 16,433
                                                                        --------
TOTAL CASH EQUIVALENT
   (Cost $16,433)                                                         16,433
                                                                        --------
TOTAL INVESTMENTS - (99.5%)
   (Cost $188,457)                                                      $146,056
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $146,724,433.

*    NON-INCOME PRODUCING SECURITY.

+ INDUSTRY SECTOR PARAMETERS USED FOR FINANCIAL REPORTING PURPOSES MAY DIFFER FROM THE PARAMETERS USED FOR COMPLIANCE MONITORING PURPOSES.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT APRIL 30, 2009 WAS $2,522,414 AND REPRESENTED 1.7% OF NET ASSETS.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL   -- CLASS
GDR  -- GLOBAL DEPOSITARY RECEIPT
LTD. -- LIMITED

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)               FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

Assets:
   Investments at Value (Cost $188,457) ................................   $  146,056
   Receivable for Investment Securities Sold ...........................          773
   Dividends and Interest Receivable ...................................          170
   Other Assets ........................................................           11
                                                                           ----------
      Total Assets .....................................................      147,010
                                                                           ----------
Liabilities:
   Payable for Capital Shares Redeemed .................................          115
   Payable to Investment Adviser .......................................          110
   Payable to Administrator ............................................           13
   Payable to Trustees and Officers ....................................            3
   Other Accrued Expenses ..............................................           45
                                                                           ----------
      Total Liabilities ................................................          286
                                                                           ----------
   Net Assets ..........................................................   $  146,724
                                                                           ==========
Net Assets Consist of:
   Paid-in Capital .....................................................   $  190,855
   Undistributed Net Investment Income .................................           94
   Accumulated Net Realized Loss on Investments ........................       (1,824)
   Net Unrealized Depreciation on Investments ..........................      (42,401)
                                                                           ----------
   Net Assets ..........................................................   $  146,724
                                                                           ==========
   Outstanding Shares of Beneficial Interest (unlimited authorization --
      no par value) ....................................................    9,772,394(1)
                                                                           ----------
   Net Asset Value, Offering and Redemption Price Per Share ............   $    15.01
                                                                           ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Six Month Period Ended April 30, 2009                        (Unaudited)

Investment Income:
   Dividend Income (less foreign taxes withheld of $14) ..   $ 1,058
   Interest Income .......................................        13
                                                             -------
      Total Investment Income ............................     1,071
                                                             -------
Expenses:
   Investment Advisory Fees ..............................       655
   Administration Fees ...................................        79
   Trustees' and Officers' Fees ..........................         6
   Transfer Agent Fees ...................................        26
   Professional Fees .....................................        20
   Printing Fees .........................................        14
   Registration and Filing Fees ..........................        10
   Custodian Fees ........................................         4
   Other Expenses ........................................         8
                                                             -------
      Total Expenses .....................................       822
                                                             -------
      Net Investment Income ..............................       249
                                                             -------
Net Realized Loss on Investments .........................      (618)
Net Change in Unrealized Depreciation on Investments .....    (2,639)
                                                             -------
      Net Realized and Unrealized Loss on Investments ....    (3,257)
                                                             -------
Net Decrease in Net Assets Resulting from Operations .....   $(3,008)
                                                             =======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Six Month Period Ended April 30, 2009 (Unaudited) and the Year Ended October 31, 2008

                                                                     SIX MONTHS               YEAR
                                                                NOVEMBER 1, 2008 TO   NOVEMBER 1, 2007 TO
                                                                   APRIL 30, 2009       OCTOBER 31, 2008
                                                                -------------------   -------------------
Operations:
   Net Investment Income ....................................        $     249             $     591
   Net Realized Loss on Investments .........................             (618)                 (833)
   Net Change in Unrealized Depreciation on Investments .....           (2,639)              (97,231)
                                                                     ---------             ---------
      Net Decrease in Net Assets Resulting from Operations ..           (3,008)              (97,473)
                                                                     ---------             ---------
Dividends and Distributions:
   Net Investment Income ....................................             (155)                 (778)
   Net Realized Gain ........................................             (244)              (14,814)
                                                                     ---------             ---------
      Total Dividends and Distributions .....................             (399)              (15,592)
                                                                     ---------             ---------
Capital Share Transactions:
   Issued ...................................................            3,039                37,965
   In Lieu of Dividends and Distributions ...................              395                 1,093
   Redeemed .................................................          (18,513)              (29,441)
                                                                     ---------             ---------
      Net Increase (Decrease) in Net Assets Derived from
         Capital Share Transactions .........................          (15,079)                9,617
                                                                     ---------             ---------
      Total Decrease in Net Assets ..........................          (18,486)             (103,448)
                                                                     ---------             ---------
Net Assets:
   Beginning of Period ......................................          165,210               268,658
                                                                     ---------             ---------
   End of Period ............................................        $ 146,724             $ 165,210
                                                                     =========             =========
Undistributed Net Investment Income .........................        $      94             $      --
                                                                     =========             =========
Shares Issued and Redeemed:
   Issued ...................................................              239                 1,788
   In Lieu of Dividends and Distributions ...................               31                    51
   Redeemed .................................................           (1,525)               (1,495)
                                                                     ---------             ---------
      Net Increase (Decrease) in Shares Outstanding from
         Capital Share Transactions .........................           (1,255)                  344
                                                                     =========             =========

Amounts designated as "--" are $0 or are rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Period

For the Six Month Period Ended April 30, 2009 (Unaudited) and for the Years Ended October 31,

             Net
            Asset                   Realized and                  Dividends   Distributions
            Value,        Net        Unrealized        Total      from Net        from
          Beginning   Investment   Gain (Loss) on      from      Investment     Realized
          of Period    Income(2)     Investments    Operations     Income         Gains
          ---------   ----------   --------------   ----------   ----------   -------------
2009(3)     $14.98       $0.02         $ 0.04*        $ 0.06       $(0.01)        $(0.02)
2008         25.15        0.05          (8.75)         (8.70)       (0.07)         (1.40)
2007         23.59        0.18           2.80           2.98        (0.19)         (1.23)
2006         20.25        0.14           4.13           4.27        (0.13)         (0.80)
2005         18.36        0.08           2.90           2.98        (0.18)         (0.91)
2004         15.39        0.14           2.92           3.06           --          (0.09)

                                                                               Ratio
                             Net                      Net                      of Net
              Total         Asset                   Assets,       Ratio      Investment
            Dividends       Value,                    End      of Expenses     Income     Portfolio
               and           End        Total      of Period    to Average   to Average    Turnover
          Distributions   of Period   Return (1)     (000)      Net Assets   Net Assets      Rate
          -------------   ---------   ----------   ---------   -----------   ----------   ---------
2009(3)      $(0.03)        $15.01       0.49%      $146,724       1.25%        0.38%          3%
2008          (1.47)         14.98     (36.30)       165,210       1.18         0.25          30
2007          (1.42)         25.15      12.98        268,658       1.18         0.74          20
2006          (0.93)         23.59      21.71        197,940       1.22         0.64          19
2005          (1.09)         20.25      16.70        125,344       1.25         0.42          13
2004          (0.09)         18.36      19.96         83,544       1.28         0.81          19

* The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  Per share calculations were performed using average shares for the period.

(3)  All ratios for the period have been annualized.

     Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund" and together with the FMC Select Fund, the "Funds"). The Fund seeks to provide long-term capital appreciation by investing in equity securities of U.S. companies with small to medium market capitalizations that First Manhattan Co., investment adviser to the Fund (the "Adviser"), considers undervalued by the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

     may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009 (000):

                             LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                            --------   -------   -------   --------
Investments in securities   $145,744     $312      $--     $146,056

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

     disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last four tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, each of whom is an employee of the Administrator, is paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, for a brokerage commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended April 30, 2009, the Adviser received $23,532 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2009, were as follows (000):

Purchases
   Other ...............   $7,213
Sales and Maturities
   Other ...............    3,328

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2008, and 2007, was as follows (000):

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   -------
2008    $1,798       $13,794     $15,592
2007     2,075        10,190      12,265

As of October 31, 2008, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income ........   $    244
Unrealized Depreciation ..............    (40,968)
                                         --------
Total Accumulated Losses .............   $(40,724)
                                         ========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009, were as follows
(000):

             AGGREGATE      AGGREGATE
 FEDERAL       GROSS          GROSS           NET
   TAX      UNREALIZED     UNREALIZED     UNREALIZED
  COST     APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$188,457      $26,827       $(69,228)      $(42,401)

8. OTHER:

At April 30, 2009, one shareholder of record held 92% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser, through Pershing LLC, in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative instruments and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management has evaluated the adoption of SFAS No. 161 and does not expect a material impact on the Fund's financial statements and related disclosures.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2009                                                       (Unaudited)

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 --Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management has evaluated the adoption of FSP 157-4 and does not expect a material impact on the Fund's financial statements and related disclosures.

DISCLOSURE OF FUND EXPENSES                             FMC STRATEGIC VALUE FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/01/08    04/30/09     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,004.90      1.25%       $6.23
HYPOTHETICAL 5% RETURN    1,000.00    1,018.58      1.25         6.27

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD CONSIDERATIONS IN RE-APPROVING                    FMC STRATEGIC VALUE FUND
THE ADVISORY AGREEMENT                                               (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 11-12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser and reviewed its key personnel and ownership structure. The representatives then discussed the Adviser's compliance program and reviewed the Adviser's execution quality and commission levels, noting that the Adviser had engaged an independent evaluation group to assess the Adviser's execution quality. The representatives also noted that commission rates had been reduced in November 2006. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

BOARD CONSIDERATIONS IN RE-APPROVING                    FMC STRATEGIC VALUE FUND
THE ADVISORY AGREEMENT                                               (Unaudited)

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year. The Adviser noted that the Select Fund had outperformed its benchmark over various periods of time and that although the Strategic Value Fund had underperformed its benchmark over recent periods, the Fund had strong long-term performance. Considering all of the information, the Board concluded that each Fund's performance was within the range of its peer group and concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Funds. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees were the result of arm's length negotiations and, while higher than the majority of funds in their peer groups, were consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the overall expense ratio of each Fund and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-SA-001-0800

                                  FMC STRATEGIC
                                   VALUE FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

ADVISED BY:
FIRST MANHATTAN CO.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.